Stock-Based Compensation - Summary of Grant-date Fair Value of Stock Options Granted (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Expected option life (years)	5 years 7 months 6 days	3 years
Risk-free interest rate	0.90%
Expected volatility	62.84%	90.00%
Expected dividend yield	0.00%
Minimum [Member]
Risk-free interest rate		0.15%
Company equity value		$ 3.6
Maximum [Member]
Risk-free interest rate		0.22%
Company equity value		$ 10.7